Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, current	$ 1,386	$ 2,015
Accounts receivable		4
Total accounts receivable	1,386	2,019
Less: Allowance for credit losses	(122)	(588)	$ (368)
Total accounts receivable, net	$ 1,264	$ 1,431